Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	¥ 46,782	¥ 34,368	¥ 44,873
Addition		12,334	8,000
Disposal	(5,000)	(298)
Impairment	(15,025)	(1,425)	(20,417)
Effect of currency translation adjustment	¥ (281)	¥ 898	¥ 3,001
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments	Gain (Loss) on Investments	Gain (Loss) on Investments
The change in fair value of the investments	¥ (18,721)	¥ 905	¥ (1,089)
Fair value of Level 3 investments, Ending Balance	7,755	46,782	34,368
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	26,021	24,656	21,918
Impairment	(8,150)
Effect of currency translation adjustment	(321)	801	1,816
The change in fair value of the investments	(17,550)	564	922
Fair value of Level 3 investments, Ending Balance	0	26,021	24,656
Jiangxi Chengqianqihou Food Supply Chain Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	5,000	5,000
Addition			5,000
Disposal	(5,000)
Fair value of Level 3 investments, Ending Balance		5,000	5,000
Juesekuangxiang (Shanghai) Technology Co. Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	6,875
Addition		6,875
Impairment	(6,875)
Fair value of Level 3 investments, Ending Balance		6,875
Hangzhou Jimi Biotechnology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	5,459
Addition		5,459
Fair value of Level 3 investments, Ending Balance	5,459	5,459
Poppy Mobile Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance			15,871
Impairment			(16,817)
Effect of currency translation adjustment			946
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	3,427	4,712	7,084
Addition			3,000
Disposal		(298)
Impairment		(1,425)	(3,600)
Effect of currency translation adjustment	40	97	239
The change in fair value of the investments	(1,171)	341	(2,011)
Fair value of Level 3 investments, Ending Balance	¥ 2,296	¥ 3,427	¥ 4,712